Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Results [Line Items]
Cash and cash equivalents	$ 123,139	$ 150,320		$ 189,877
Financial income on plan assets (Brazil)	78	164		206
Financial income from concessions IFRIC 12 (Brazil)	36,648	55,167		57,458
Other financial income	133,978	70,806		202,689
Total financial income	293,843	276,457	[1]	450,230	[1]
Financial costs	(869,535)	(773,157)	[1]	(588,742)	[1]
Bank loans	(97,495)	(84,753)		(59,448)
Unsecured obligations (bonds)	(215,836)	(284,842)		(273,798)
Financial leasing	(5,882)	(2,291)		(2,161)
Valuation of financial derivatives	(724)	(16,526)		(1,003)
Financial provisions	(175,831)	(162,558)		(83,421)
Post-employment benefit obligations	(37,907)	(29,735)		(29,929)
Capitalized borrowing costs	8,054	30,939		114,906
Other financial costs (5)	(343,914)	(223,391)		(250,495)
Gains (losses) from indexed assets and liabilities		(1,032)		(14,153)
Foreign currency exchange differences	(6,714)	58,934	[1]	195,870	[1]
Total financial costs	(876,249)	(715,255)		(407,025)
Total financial results	(582,406)	(438,798)		43,205
Continuing Operations [Member]
Disclosure Of Financial Results [Line Items]
Capitalized borrowing costs	$ 8,054	$ 30,939		$ 111,513

[1]	As Restated